GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of goodwill and intangible assets, net

2024:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2024	$15,628	$7,271	$85	$5,480	$200	$28,664
Initially consolidated subsidiary	2,546	1,230	—	2,308	—	6,084
Revaluation recognized in OCI	(134)	(65)	—	(121)	—	(320)
Balance as of December 31, 2024	18,040	8,436	85	7,667	200	34,428
Accumulated amortization and impairment:
Balance as of January 1, 2024	—	2,178	85	2,966	200	5,429
Amortization recognized in the year	—	1,190	—	922	—	2,112
Impairment	3,000	—	—	—	—	3,000
Revaluation recognized in OCI	—	(3)	—	(2)	—	(5)
Balance as of December 31, 2024	3,000	3,365	85	3,886	200	10,536
Amortized cost at December 31, 2024	$15,040	$5,071	$—	$3,781	$—	$23,892

2023:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2023	$15,628	$7,271	$85	$5,480	$200	$28,664
Purchases	—	—	—	—	—	—
Balance as of December 31, 2023	15,628	7,271	85	5,480	200	28,664
Accumulated amortization and impairment:
Balance as of January 1, 2023	—	1,142	85	2,144	200	3,571
Amortization recognized in the year	—	1,036	—	822	—	1,858
Balance as of December 31, 2023	—	2,178	85	2,966	200	5,429
Amortized cost at December 31, 2023	$15,628	$5,093	$—	$2,514	$—	$23,235